Financial Statement Components - Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 1,805		$ 625	$ 1,998
Work-in-process	520		52	1,376
Finished goods	958		2,936	628
Total inventories, net	3,283	$ 6,168	3,613	4,002
Inventory write-downs	$ 257	$ 225	$ 4,407	$ 1,378